Employee compensation and benefits - Average number of employees employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Average number of employees	244,788	246,933	268,433
Europe
Disclosure of geographical areas [line items]
Average number of employees	70,301	71,196	68,408
Asia
Disclosure of geographical areas [line items]
Average number of employees	125,004	122,282	121,438
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	10,408	12,021	14,467
North America
Disclosure of geographical areas [line items]
Average number of employees	18,610	20,353	21,506
Latin America
Disclosure of geographical areas [line items]
Average number of employees	20,465	21,081	42,614